Non-controlling interests - by group (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019
Disclosure of classes of share capital [line items]
Profit attributable to non-controlling interest	£ 47	[1]	£ 78	£ 80
Equity attributable to non-controlling interest	989	[2]	1,085
Dividends paid to non-controlling interest	44		79
Other non-controlling interests
Disclosure of classes of share capital [line items]
Profit attributable to non-controlling interest	3		(1)
Equity attributable to non-controlling interest	2		23
Dividends paid to non-controlling interest	0		0
– Preference shares | Barclays Bank PLC
Disclosure of classes of share capital [line items]
Profit attributable to non-controlling interest	27		42
Equity attributable to non-controlling interest	529		529
Dividends paid to non-controlling interest	27		42
– Upper Tier 2 instruments | Barclays Bank PLC
Disclosure of classes of share capital [line items]
Profit attributable to non-controlling interest	17		37
Equity attributable to non-controlling interest	458		533
Dividends paid to non-controlling interest	£ 17		£ 37

[1]	2021 financial metrics have been restated to reflect the over-issuance of securities under BBPLC's 2019 F-3. See Restatement of financial statements (Note 1a) on page 228 for further details.
[2]	2021 financial metrics have been restated to reflect the over-issuance of securities under BBPLC's 2019 F-3. See Restatement of financial statements (Note 1a) on page 228 for further details.